Summary of Significant Accounting Policies (Real Estate Owned) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 property	Dec. 31, 2011 property
Summary of Significant Accounting Policies [Abstract]
Number of Real Estate Properties	12	15
Other Real Estate	$ 3,274	$ 6,570